Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Reconciliation of Liabilities Measured at Fair Value
The following table provides a reconciliation of all liabilities measured at fair value using Level 3 significant unobservable inputs (in thousands):

2020 SAFEs issued in February 27, 2020 (inception) through December 31, 2020	$7,115
Change in fair value during the period	7,693

Balance as of December 31, 2020	14,808
Conversion into shares of convertible preferred stock	(14,808)

Balance as of December 31, 2021	$—